Annual Total Returns - Fidelity Emerging Markets Multifactor ETF [BarChart] - 12.31 Fidelity International Factor ETFs Combo PRO-07 - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Feb. 26, 2019
Fidelity Emerging Markets Multifactor ETF
Bar Chart Table:
Annual Return 2020	7.42%